Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contract Liabilities [Line Items]
Explanation of when entity expects to recognise transaction price allocated to performance obligations	one year or less
Carried Forward Contract Liabilities
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	¥ 1,608	¥ 1,694	¥ 1,431